Expense Example	Aug. 28, 2026 USD ($)
Grandeur Peak Emerging Markets Opportunities Fund | Investor Class GPEOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 198
Expense Example, with Redemption, 3 Years	628
Expense Example, with Redemption, 5 Years	1,101
Expense Example, with Redemption, 10 Years	2,407
Grandeur Peak Emerging Markets Opportunities Fund | Institutional Class GPEIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	173
Expense Example, with Redemption, 3 Years	552
Expense Example, with Redemption, 5 Years	972
Expense Example, with Redemption, 10 Years	2,144
Grandeur Peak Global Contrarian Fund | Institutional Class GPGCX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	123
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	665
Expense Example, with Redemption, 10 Years	1,466
Grandeur Peak Global Explorer Fund | Institutional Class GPGEX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	461
Expense Example, with Redemption, 5 Years	945
Expense Example, with Redemption, 10 Years	2,284
Grandeur Peak Global Micro Cap Fund | Institutional Class GPMCX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
Grandeur Peak Global Opportunities Fund | Investor Class GPGOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	168
Expense Example, with Redemption, 3 Years	520
Expense Example, with Redemption, 5 Years	897
Expense Example, with Redemption, 10 Years	1,955
Grandeur Peak Global Opportunities Fund | Institutional Class GPGIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
Grandeur Peak Global Reach Fund | Investor Class GPROX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	898
Expense Example, with Redemption, 10 Years	2,011
Grandeur Peak Global Reach Fund | Institutional Class GPRIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,737
Grandeur Peak Global Stalwarts Fund | Investor Class GGSOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,699
Grandeur Peak Global Stalwarts Fund | Institutional Class GGSYX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	357
Expense Example, with Redemption, 5 Years	630
Expense Example, with Redemption, 10 Years	1,408
Grandeur Peak International Contrarian Fund | Institutional Class GPICX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	447
Grandeur Peak International Opportunities Fund | Investor Class GPIOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	174
Expense Example, with Redemption, 3 Years	539
Expense Example, with Redemption, 5 Years	928
Expense Example, with Redemption, 10 Years	2,019
Grandeur Peak International Opportunities Fund | Institutional Class GPIIX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	149
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	797
Expense Example, with Redemption, 10 Years	1,746
Grandeur Peak International Stalwarts Fund | Investor Class GISOX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
Grandeur Peak International Stalwarts Fund | Institutional Class GISYX
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	95
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	515
Expense Example, with Redemption, 10 Years	1,143
Grandeur Peak US Stalwarts Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	$ 1,178